Financial instruments - Summary of Company's foreign currency exposures (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2019 CAD ($)	Nov. 30, 2019 EUR (€)	Nov. 30, 2018 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Positive impact	$ 147	€ 16	$ 283